Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income/(loss) Per Share - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Redeemable Common Stock [Member]
Numerators:
Allocation of net loss including carrying value to redemption value	$ (525,628)	$ (128,510)	$ (1,534,269)	$ (6,024,133)
Accretion of carrying value to redemption value	878,570	447,388	3,357,236	10,064,211
Allocation of net income (loss)	$ 352,942	$ 318,878	$ 1,822,967	$ 4,040,078
Denominators:
Weighted-average shares outstanding (in Shares)	4,983,493	9,775,000	8,031,032	3,886,909
Basic net income (loss) per share (in Dollars per share)	$ 0.07	$ 0.03	$ 0.23	$ 1.04
Non-Redeemable Common Stock [Member]
Numerators:
Allocation of net loss including carrying value to redemption value	$ (316,698)	$ (39,475)	$ (573,629)	$ (3,834,297)
Accretion of carrying value to redemption value
Allocation of net income (loss)	$ (316,698)	$ (39,475)	$ (573,629)	$ (3,834,297)
Denominators:
Weighted-average shares outstanding (in Shares)	3,002,625	3,002,625	3,002,625	2,473,977
Basic net income (loss) per share (in Dollars per share)	$ (0.11)	$ (0.01)	$ (0.19)	$ (1.55)